Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2017	Mar. 31, 2017
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 22,057	¥ 20,549
Payables under securities lending transactions		4,790	5,549
Obligations to return securities received as collateral		2,700	3,516
Total		29,547	29,614
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,436	2,309
Payables under securities lending transactions		1,539	1,811
Obligations to return securities received as collateral		2,468	3,329
Total		6,443	7,449
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		13,967	13,455
Payables under securities lending transactions		1,774	1,970
Obligations to return securities received as collateral		43	102
Total		15,784	15,527
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		3,320	3,083
Payables under securities lending transactions		1,477	1,768
Obligations to return securities received as collateral		189	85
Total		4,986	4,936
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,334	1,702
Total		¥ 2,334	¥ 1,702

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,611,916 million and ¥2,046,159 million at March 31, 2017 and September 30, 2017, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.